Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
STOCK-BASED INCENTIVE PLANS

15. STOCK-BASED INCENTIVE PLANS

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The purpose of the 2010 Plan, as is all of the Company’s stock-based plans, is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to officers, employees, directors, and other persons providing services to the Company, or any present or future parent or subsidiary of the Company to promote the long-term interests of the Company and its shareholders. The 2010 Plan authorizes the issuance of 4,900,000 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The maximum number of Stock Awards may not exceed 1,400,000 shares. Under the 2010 Plan, Options expire ten years after the date of grant, unless terminated earlier under the option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2011, there were 226,000 options and no awards granted under the 2010 Plan.

In September 2010, the Board of Directors of the Company adopted a Performance Equity Plan (the “2010 Performance Plan”). The 2010 Performance Plan authorizes the issuance of 2,700,000 shares of common stock pursuant to awards that may be granted in the form of Options at an exercise price which is 110% of the fair market value of the Company’s common stock on the date of grant. The purpose of the 2010 Performance Plan is to establish an effective link between incentive compensation and performance for officers and employees with the Company’s stockholders by rewarding actions that result in building long-term shareholder value. Under the 2010 Performance Plan, Options expire ten years after the date of grant, unless terminated earlier under the option terms. For Options, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2011, there were no options or stock awards granted under the 2010 Performance Plan.

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorizes the issuance of 2,500,425 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The maximum number of stock awards that may be granted over time may not exceed 761,101 shares. At December 31, 2011, the amount of shares of common stock available for future grants under the 2004 Plan, as amended, was 170,087 shares, of which 9,495 shares are available for issuance as stock awards. Under the 2004 Plan, options expire 10 years after the date of grant, unless terminated earlier under the option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. Each director and advisory director of the Company received compensation in the form of stock awards which were immediately vested upon issuance. There were 0, 220,534 and 241,358 stock awards issued from the 2004 Plan for the years ended December 31, 2011, 2010 and 2009, respectively. The Company granted 16,500, 763,994 and 146,907 options for the years ended December 31, 2011, 2010 and 2009, respectively, under the 2004 Plan. These options were granted at the then fair market value of the Company’s stock. During 2011, there were 16,500 options granted under the 2004 Plan which vest evenly over four years beginning two years after the date of grant. During 2010, there were 503,300 options granted under the 2004 Plan which vested 25% immediately and the remaining 75% evenly over three years, 94,657 options granted which vest evenly over five years, 75,000 options granted that vest 100% two years after the date of grant, 47,037 options granted which vested immediately, and 44,000 options granted which vest evenly over four years beginning two years after the date of grant. During 2009, there were 26,907 options granted which vest over four years at a rate of 33.3% over the first two years and the remaining 66.7% evenly over the remaining two years, and 120,000 options granted that vest 100% two years after the date of grant. There are 1,485,406 options outstanding and 178,819 non-vested restricted stock awards under the 2004 Plan at December 31, 2011.

In January 2006, as a result of the Advantage Bank (“Advantage”) acquisition, the Company assumed stock options previously granted under the Advantage Plans. Upon merger, all stock options under the Advantage Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that may be purchased pursuant to any such option is equal to the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Advantage Plans are both incentive and non-qualified and expire from 2012 through 2014. There are 4,348 stock options outstanding under these plans at December 31, 2011. No additional stock options will be granted under these plans.

In July 2004, as a result of the acquisition of Community Bancorp of New Jersey (“Community”), the Company assumed stock options previously granted under the Community Plans. Upon merger, all stock options under the Community Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that may be purchased pursuant to any such option is equal to the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Community Plans are both incentive and non-qualified and expire from 2011 through 2012. There are 23,522 stock options outstanding under these plans at December 31, 2011. No additional stock options will be granted under these plans.

Options granted under the 2002 Stock Option Plan (the “2002 Plan”) may be either qualified incentive options or nonqualified options as determined by the Compensation Committee of the Board of Directors or the Board of Directors. The 2002 Plan authorizes the issuance of 1,108,089 shares of common stock. The grant of reload options is authorized under the 2002 Plan. The award of a reload option allows the optionee to receive the grant of an additional stock option, at the then current market price, in the event that such optionee exercises all or part of an option (an “original option”) by surrendering already owned shares of common stock in full or partial payment of the option price under such original option. The exercise of an additional option issued in accordance with the reload feature will reduce the total number of shares eligible for award under the Plan. Under the 2002 Plan, the nonqualified options expire ten years and ten days after the date of grant, unless terminated earlier under the option terms. The qualified incentive options expire 10 years after the date of grant, unless terminated earlier under the option terms. The vesting provision of the 2002 Plan generally allows 20% of options granted to employees to vest six months after the date of grant, and 20% for each of the next four anniversaries of the grant, subject to employment and other conditions. The vesting provision of the 2002 Plan generally allows options granted to directors to vest as of the date of grant. At December 31, 2011, there were 780,038 options outstanding with the reload feature under the 2002 Plan and 14,604 shares available for grant.

In 2007, the 1997 Stock Option Plan (the “1997 Plan”) expired. As such, no additional options are permitted to be granted from this plan. Options granted under the 1997 Plan may be either qualified incentive options or nonqualified options as determined by the Compensation Committee of the Board of Directors or the Board of Directors. Under the 1997 Plan, the nonqualified options expire 10 years and 10 days after the date of grant, unless terminated earlier under the option terms. The incentive options expire ten years after the date of grant, unless terminated earlier under the option terms. The vesting provision of the 1997 Plan generally allows for 50% of options to vest one year after the date of grant, and 50% two years after the date of grant, subject to employment and other conditions. At December 31, 2011, there were 326,263 options outstanding with the reload feature under the 1997 Plan. All shares granted under the 1997 Plan were fully vested as of December 31, 2010.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 1997, 2002, 2004, 2010, Community Plans and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING (1)

	September 30,	September 30,	September 30,
	Incentive	Nonqualified	Total
Stock options granted and outstanding:
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077
December 31, 2010 at prices ranging from $3.51 to $17.49 per share	887,319	1,840,820	2,728,139
December 31, 2009 at prices ranging from $3.54 to $17.49 per share	846,377	1,353,234	2,199,611

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

Activity in the stock option plans for the years ended December 31, 2011, 2010 and 2009, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock options outstanding, beginning of year	2,728,139	$8.29	2,199,611	$9.51	2,645,869	$9.78
Granted	242,500	4.28	763,994	4.77	146,907	3.72
Exercised	—	—	—	—	—	—
Forfeited	(63,095)	4.84	(29,521)	8.16	(21,075)	15.31
Expired	(79,467)	11.39	(205,945)	8.27	(572,090)	9.04

Stock options outstanding, end of year	2,828,077	$7.94	2,728,139	$8.29	2,199,611	$9.51

Stock options exercisable, end of year	2,037,549	$8.73	1,750,189	$9.37	1,602,248	$9.19

Stock options vested or expected to vest (2)	2,599,466	$7.98

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

(2)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of options granted during the years ended December 31, 2011, 2010 and 2009 were $2.11, $2.75 and $1.56, respectively. The aggregate intrinsic value of options outstanding at December 31, 2011, 2010 and 2009 was $0, $284 thousand and $25 thousand, respectively.

No options were exercised during 2011, 2010 or 2009. The aggregate intrinsic value of options exercisable at December 31, 2011, 2010 and 2009 was $0.

A summary of the Company’s nonvested options at December 31, 2011, 2010 and 2009, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK OPTION ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock options outstanding, beginning of year	977,950	$6.38	597,363	$15.31	599,215	$13.22
Granted	242,500	4.28	763,994	4.77	146,907	3.72
Vested	(366,827)	6.29	(353,886)	17.82	(127,684)	15.18
Forfeited	(63,095)	4.84	(29,521)	8.16	(21,075)	15.31

Nonvested stock options outstanding, end of year	790,528	$5.90	977,950	$6.38	597,363	$10.39

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

At December 31, 2011, there was $1.3 million of total unrecognized compensation cost related to options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 2.4 years.

A summary of the Company’s nonvested stock awards at December 31, 2011, 2010 and 2009, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards outstanding, beginning of year	309,481	$6.16	182,297	$7.67	105,976	$13.43
Issued	—	—	176,250	4.76	116,455	3.87
Vested	(110,973)	6.56	(48,066)	6.79	(24,520)	14.44
Forfeited	(19,689)	4.83	(1,000)	3.54	(15,614)	7.88

Nonvested stock awards outstanding, end of year	178,819	$6.05	309,481	$6.16	182,297	$7.67

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

During 2011, 2010 and 2009, the Company issued 0, 176,250 and 116,455 shares of stock awards, respectively, that were valued at $0, $839 thousand and $451 thousand, respectively, at the time these awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2011, there was $371 thousand of total unrecognized compensation cost related to these stock awards that is expected to be recognized over a weighted average period of 1.5 years. The total compensation expense recognized on stock awards which vested during 2011 was $550 thousand.